As filed with the Securities and Exchange Commission on April 3, 2008

1933 Act Registration No. 333-149560

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 2	☐ Post-Effective Amendment No.

PHOENIX OPPORTUNITIES TRUST

(Phoenix Bond Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06103-2899

(Name and Address of Agent for Service)

Copies of All Correspondence to:

Robert N. Hickey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, $1.00 par value per share.

The Registrant has registered an indefinite amount of securities of its Phoenix Bond Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2007 was filed with the Commission on December 28, 2007.

This Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14AE of Phoenix Opportunities Trust, filed with the Securities and Exchange Commission on March 5, 2008 (File No. 333-149560), is being filed to delay the effectiveness of the Registration Statement. No information contained in Part A of the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superceded hereby.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

PART A

Incorporated herein by reference to Registrant’s Registration Statement on Form N-14AE filed on March 5, 2008 (File No. 333-149560).

PART B

Incorporated herein by reference to Registrant’s Registration Statement on Form N-14AE filed on March 5, 2008 (File No. 333-149560) with the following financial statements replacing the financial statements filed on Form N-14AE on March 5 and the following Notes to Pro Forma Combining Financial Statements replacing those included in the Pre-Effective Amendment No. 1 filed on March 28, 2008:

Phoenix Bond Fund/Phoenix Insight Bond Fund

Pro Forma Combining Schedule of Investments

September 30, 2007 (Unaudited)

Shares or Par Value (Reported in 000’s)					Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund		Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
				U.S. GOVERNMENT SECURITIES
				U.S. Treasury Bonds
660	1,155		1,815	U.S. Treasury Bond 6.250% due 8/15/23	$758	$1,327	$2,085

				Total U.S. Treasury Bonds	758	1,327	2,085

				U.S. Treasury Notes
10,095	23,125	(h)	33,220	U.S. Treasury Note 4.875% due 5/15/09	10,239	23,456	33,695
8,355	4,080	(h)	12,435	U.S. Treasury Note 4.875% due 6/30/12	8,589	4,194	12,783
24,100	400		24,500	U.S. Treasury Note 4.750% due 8/15/17	2,443	405	2,848

				Total U.S. Treasury Notes	21,271	28,055	49,326

				Total U.S. Government Securities (Identified Cost $21,603 and $29,038)	22,029	29,382	51,411

				AGENCY MORTGAGE-BACKED SECURITIES
8	—		8	FHLMC 7.500% due 7/1/09	9	—	9
50	—		50	FHLMC 7.500% due 4/1/14	52	—	52
36	—		36	FHLMC 7.000% due 4/1/16	37	—	37
290	—		290	FHLMC 7.000% due 1/1/33	301	—	301
196	—		196	FHLMC 5.524% due 2/1/34(c)	199	—	199
309	—		309	FHLMC 2503 B 5.500% due 9/15/17	313	—	313
455	—		455	FHLMC 2764 HW 5.000% due 3/15/19	443	—	443
36	—		36	FNMA 7.000% due 5/1/14	37	—	37
6	—		6	FNMA 8.000% due 1/1/15	6	—	6
114	—		114	FNMA 7.121% due 7/1/33(c)	115	—	115
87	—		87	FNMA 5.965% due 9/1/33(c)	88	—	88
183	—		183	FNMA 5.509% due 11/1/33(c)	185	—	185
99	—		99	FNMA 5.489% due 12/1/33(c)	100	—	100
154	—		154	FNMA 5.594% due 3/1/34(c)	158	—	158
141	—		141	FNMA 5.513% due 4/1/34(c)	144	—	144
470	—		470	FNMA 4.500% due 1/1/35	437	—	437
3,565	—		3,565	FNMA 5.278% due 5/1/35(c)	3,559	—	3,559
6,089	16,564		22,653	FNMA 5.000% due 2/1/37	5,810	15,804	21,614
7,601	12,518		20,119	FNMA 5.500% due 2/1/37	7,445	12,262	19,707
5,628	15,290		20,918	FNMA 5.000% due 3/1/37	5,369	14,584	19,953

				Total Agency Mortgage-Backed Securities (Identified Cost $25,159 and $43,353)	24,807	42,650	67,457

				DOMESTIC CORPORATE BONDS
25	50		75	AEP Industries, Inc. 7.875% due 3/15/13	24	49	73
145	275		420	American Express Co. 6.150% due 8/28/17	146	277	423

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
450	910	1,360	American General Finance Corp. 4.000% due 3/15/11	429	871	1,300
180	310	490	American General Finance Corp. 6.500% due 9/15/17	182	314	496
85	150	235	American Real Estate Partners LP/American Real Estate Finance Corp. 7.125% due 2/15/13	81	144	225
285	525	810	Appalachian Power Co. 5.550% due 4/1/11	284	524	808
105	195	300	Aquila, Inc. 14.875% due 7/1/12	133	247	380
65	190	255	Arch Western Finance LLC 6.750% due 7/1/13	64	187	251
420	790	1,210	AT&T, Inc. 6.250% due 3/15/11	432	813	1,245
190	355	545	Atmos Energy Corp. 6.350% due 6/15/17	193	361	554
145	265	410	AvalonBay Communities, Inc. 5.750% due 9/15/16	141	257	398
85	140	225	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.750% due 5/15/16	84	138	222
395	715	1,110	Bank of America Corp. 5.750% due 8/15/16	394	714	1,108
40	80	120	Bon-Ton Stores, Inc. (The) 10.250% due 3/15/14	38	75	113
315	600	915	Bruce Mansfield Unit 12 144A 6.850% due 6/1/34(b)	321	612	933
150	300	450	Burlington Northern Santa Fe Corp. 6.150% due 5/1/37	145	290	435
260	470	730	Capital One Financial Corp. 5.500% due 2/22/16	254	458	712
215	405	620	Capital One Financial Corp. 5.700% due 9/15/11	215	406	621
55	85	140	Charter Communications Holdings I LLC 11.750% due 5/15/14(c)	51	79	130
100	285	385	Chesapeake Energy Corp. 6.625% due 1/15/16	100	285	385
165	325	490	Chubb Corp. 6.375% due 3/29/37(c)	164	323	487
640	745	1,385	Cisco Systems, Inc. 5.500% due 2/22/16	636	740	1,376
—	1,640	1,640	Cisco Systems, Inc. 5.575% due 2/20/09(c)	—	1,637	1,637
330	550	880	Citigroup, Inc. 5.000% due 9/15/14	318	530	848
480	865	1,345	CNA Financial Corp. 6.500% due 8/15/16	487	878	1,365
200	370	570	Colonial Realty LP 6.050% due 9/1/16	193	357	550
105	195	300	Commonwealth Edison Co. 6.150% due 9/15/17	106	196	302
60	90	150	Community Health Systems, Inc. 144A 8.875% due 7/15/15(b)	62	93	155
230	450	680	ConocoPhillips Canada Funding Co. 5.625% due 10/15/16	229	448	677

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
1,000	—	1,000	ConocoPhillips Funding Co. 6.350% due 10/15/11	1,043	—	1,043
165	325	490	Costco Wholesale Corp. 5.500% due 3/15/17	161	318	479
225	425	650	Daimler Finance NA LLC 5.750% due 9/8/11(d)	227	429	656
105	205	310	Donnelley (R.R.) & Sons Co. 5.625% due 1/15/12	106	207	313
105	205	310	Donnelley (R.R.) & Sons Co. 6.125% due 1/15/17	104	204	308
75	150	225	Duke Realty LP 5.625% due 8/15/11	75	150	225
40	60	100	Dycom Industries, Inc. 8.125% due 10/15/15	41	61	102
105	190	295	EchoStar DBS Corp. 7.125% due 2/1/16	109	196	305
120	230	350	Enbridge Energy Partners LP 5.875% due 12/15/16	118	226	344
150	280	430	Energy Future Holdings Series O 4.800% due 11/15/09	152	284	436
380	700	1,080	EOG Resources, Inc. 5.875% due 9/15/17	380	700	1,080
270	475	745	ERP Operating LP 5.375% due 8/1/16	253	445	698
165	320	485	ERP Operating LP 5.750% due 6/15/17	157	306	463
45	155	200	Exopac Holding Corp. 11.250% due 2/1/14	47	163	210
95	150	245	Felcor Lodging LP 7.260% due 12/1/11(c)	95	150	245
30	40	70	Felcor Lodging LP 8.500% due 6/1/11	32	42	74
10	—	10	Fisher Scientific International, Inc. 6.125% due 7/1/15	10	—	10
320	610	930	Florida Power Corp. 6.650% due 7/15/11	335	638	973
40	65	105	Ford Motor Credit Co. LLC 7.000% due 10/1/13	36	59	95
130	190	320	Freeport-McMoRan Copper & Gold, Inc. (Indonesia) 8.375% due 4/1/17(d)	142	208	350
155	—	155	Fresenius Medical Care Capital Trust II	156	—	156
55	80	135	FTI Consulting, Inc. 7.750% due 10/1/16	57	83	140
240	435	675	General Electric Capital Corp. 5.625% due 9/15/17	240	435	675
265	1,390	1,655	General Electric Capital Corp. 4.875% due 10/21/10	265	1,389	1,654
130	230	360	General Mills, Inc. 5.650% due 9/10/12	131	232	363
135	285	420	Genworth Financial, Inc. 6.150% due 11/15/66(c)	126	267	393
160	920	1,080	Genworth Global Funding Trusts 5.125% due 3/15/11	159	916	1,075
10	150	160	Gibraltar Industries, Inc. Series B 8.000% due 12/1/15	9	142	151
205	325	530	GMAC LLC 6.750% due 12/1/14	186	295	481

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
85	165	250	Goodman Global Holdings, Inc. 7.875% due 12/15/12	84	163	247
45	85	130	Harland Clarke Holdings Corp. 10.308% due 5/15/15(c)	40	76	116
40	75	115	Harland Clarke Holdings Corp. 9.500% due 5/15/15	36	68	104
110	175	285	HCA, Inc. 144A 9.250% due 11/15/16(b)	117	186	303
85	240	325	Hertz Corp. 8.875% due 1/1/14	88	248	336
225	435	660	Honeywell International, Inc. 5.625% due 8/1/12	229	443	672
234	—	234	Horton (D.R.), Inc. 7.500% due 12/1/07	234	—	234
100	150	250	Hughes Network Systems LLC/Hughes Network Systems Finance Corp. 9.500% due 4/15/14	101	152	253
20	30	50	Huntsman International LLC 7.375% due 1/1/15	21	32	53
15	30	45	Huntsman International LLC 7.875% due 11/15/14	16	32	48
85	135	220	Idearc, Inc. 8.000% due 11/15/16	85	135	220
170	325	495	IKON Office Solutions, Inc. 7.750% due 9/15/15	172	328	500
130	240	370	International Lease Finance Corp. 5.625% due 9/20/13	129	238	367
155	295	450	Intuit, Inc. 5.750% due 3/15/17	148	282	430
120	235	355	Janus Capital Group, Inc. 6.250% due 6/15/12	122	238	360
305	605	910	Johnson & Johnson 5.150% due 8/15/12(h)	310	615	925
350	670	1,020	JPMorgan Chase & Co. 5.750% due 1/2/13	355	679	1,034
145	270	415	Kinder Morgan Energy Partners LP 5.850% due 9/15/12	146	272	418
150	425	575	Kinder Morgan Energy Partners LP 7.300% due 8/15/33	157	446	603
245	465	710	Kraft Foods, Inc. 6.500% due 8/11/17	253	480	733
60	190	250	L-3 Communications Corp. 5.875% due 1/15/15	58	184	242
60	100	160	Levi Strauss & Co. 9.750% due 1/15/15	63	105	168
415	780	1,195	Lincoln National Corp. 5.650% due 8/27/12	417	784	1,201
50	95	145	Lincoln National Corp. 6.050% due 4/20/67(c)	48	91	139
170	460	630	Loews Corp. 5.250% due 3/15/16	164	442	606
40	55	95	Lyondell Chemical Co. 6.875% due 6/15/17	44	60	104
100	190	290	McKesson Corp. 5.250% due 3/1/13	99	188	287
130	250	380	Mercer International, Inc. 9.250% due 2/15/13	128	245	373
20	—	20	MGM MIRAGE 6.625% due 7/15/15	19	—	19
50	180	230	MGM MIRAGE 6.750% due 9/1/12	50	178	228

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
15	—	15	MGM MIRAGE 7.625% due 1/15/17	15	—	15
145	280	425	MidAmerican Energy Co. 5.650% due 7/15/12	148	285	433
245	460	705	MidAmerican Energy Co. 5.800% due 10/15/36	231	434	665
150	280	430	Mohawk Industries, Inc. 5.750% due 1/15/11	151	283	434
355	685	1,040	Mohawk Industries, Inc. 6.125% due 1/15/16	354	682	1,036
60	95	155	Momentive Performance Materials, Inc. 144A 9.750% due 12/1/14(b)	60	94	154
110	180	290	Nevada Power Co. Series R 6.750% due 7/1/37	111	182	293
30	100	130	OED Corp./Diamond Jo LLC 8.750% due 4/15/12	30	100	130
60	170	230	Omnicare, Inc. 6.875% due 12/15/15	56	158	214
75	250	325	Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% due 9/15/15	73	241	314
60	100	160	Pilgrim’s Pride Corp. 8.375% due 5/1/17(h)	62	103	165
50	80	130	Pioneer Natural Resources Co. 6.650% due 3/15/17	47	75	122
50	95	145	Pioneer Natural Resources Co. 6.875% due 5/1/18	47	90	137
155	290	445	Pitney Bowes, Inc. 5.750% due 9/15/17	155	291	446
40	60	100	Plains Exploration & Production Co. 7.000% due 3/15/17	37	56	93
55	85	140	PNA Group, Inc. 10.750% due 9/1/16	56	87	143
300	1,370	1,670	Protective Life Secured Trust 4.000% due 4/1/11	290	1,323	1,613
150	285	435	Quest Diagnostics, Inc. 6.400% due 7/1/17	151	288	439
30	195	225	Qwest Corp. 144A 6.500% due 6/1/17(b)	30	191	221
85	190	275	Qwest Corp. 8.875% due 3/15/12	93	208	301
125	220	345	Reliant Energy, Inc. 6.750% due 12/15/14	127	223	350
235	530	765	Residential Capital LLC 7.375% due 6/30/10	195	440	635
235	360	595	Residential Capital LLC 7.500% due 4/17/13	190	291	481
40	285	325	Reynolds American, Inc. 7.300% due 7/15/15	43	302	345
90	90	180	Reynolds American, Inc. 7.750% due 6/1/18	96	96	192
425	805	1,230	Safeway, Inc. 6.500% due 3/1/11	445	842	1,287
40	65	105	Seitel, Inc. 9.750% due 2/15/14	38	62	100
235	520	755	Simon Property Group LP 5.600% due 9/1/11	235	521	756

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
145	285	430	Sprint Nextel Corp. 6.000% due 12/1/16	139	274	413
480	905	1,385	Starbucks Corp. 6.250% due 8/15/17	484	913	1,397
10	—	10	Stater Brothers Holdings, Inc. 8.125% due 6/15/12	10	—	10
240	445	685	SunTrust Banks, Inc. 6.000% due 9/11/17	243	450	693
60	95	155	Telcordia Technologies, Inc. 144A 9.110% due 7/15/12(b)(c)	56	89	145
50	195	245	Telcordia Technologies, Inc. 144A 10.000% due 3/15/13(b)	42	162	204
350	685	1,035	Time Warner Cable, Inc. 144A 5.850% due 5/1/17(b)	340	666	1,006
110	205	315	Time Warner, Inc. 5.875% due 11/15/16	108	201	309
110	—	110	Time Warner, Inc. 6.500% due 11/15/36	106	—	106
80	120	200	Tronox Worldwide LLC/Tronox Finance Corp. 9.500% due 12/1/12	80	120	200
260	455	715	UBS Preferred Funding Trust 6.243% due 5/15/49(c)	256	448	704
10	20	30	United Artists Theatre Circuit, Inc. Series BD-1 9.300% due 7/1/15	10	20	30
215	640	855	United Technologies Corp. 4.875% due 5/1/15	207	616	823
135	310	445	UnumProvident Finance Co. plc 144A 6.850% due 11/15/15(b)	138	317	455
310	610	920	Valero Energy Corp. 6.125% due 6/15/17	312	614	926
200	30	230	Ventas Realty LP/Ventas Capital Corp. 6.750% due 4/1/17	20	30	50
225	425	650	Viacom, Inc. 5.750% due 4/30/11	227	429	656
400	760	1,160	Wellpoint, Inc. 5.000% due 1/15/11	396	753	1,149
275	655	930	Wells Fargo & Co. 10.250% due 3/15/14	264	630	894
—	525	525	WMG Holdings Corp. 9.500% due 12/15/14(c)	—	370	370
525	920	1,445	Wyeth 5.500% due 3/15/13	524	918	1,442
295	560	855	XTO Energy, Inc. 5.900% due 8/1/12	301	571	872

			Total Domestic Corporate Bonds (Identified Cost $22,786 and $44,935)	22,620	44,777	67,397

			NON-AGENCY MORTGAGE-BACKED SECURITIES
87	—	87	Banc of America Commercial Mortgage, Inc. 00-1, A1A 7.109% due 11/15/31	87	—	87
685	2,735	3,420	Banc of America Funding Corp. 07-E, 6A1 6.203% due 7/1/47(c)	687	2,736	3,423
1,370	5,450	6,820	Banc of America Funding Corp. 07-E, 9A1 6.310% due 8/25/47(c)	1,372	5,456	6,828
78	—	78	Citigroup Mortgage Loan Trust, Inc. 04-NCM2, 2CB3 8.000% due 8/25/34	82	—	82

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
—	3,994	3,994	Countrywide Alternative Loan Trust 06-0A12, M8(f)	—	799	799
—	16	16	DLJ Mortgage Acceptance Corp. 96-M, 1 144A(b)(c)(g)	—	14	14
905	3,602	4,507	HSBC Asset Loan Obligation 07-AR2, 4A1 6.123% due 9/25/37(c)	892	3,549	4,441
188	—	188	Master Asset Securitization Trust Alternative Loans Trust 03-7, 5A1 6.250% due 11/25/33	190	—	190
130	—	130	Master Asset Securitization Trust Alternative Loans Trust 04-1, 3A1 7.000% due 1/25/34	133	—	133
90	—	90	Master Asset Securitization Trust Alternative Loans Trust 04-5, 6A1 7.000% due 6/25/34	92	—	92
558	—	558	Master Asset Securitization Trust Alternative Loans Trust 04-6, 6A1 6.500% due 7/25/34	564	—	564
725	—	725	Merrill Lynch Mortgage Trust 05-MCP1, A2 4.556% due 6/12/43	716	—	716
667	—	667	Morgan Stanley Mortgage Loan Trust 04-3, 3A 6.000% due 4/25/34	663	—	663
314	—	314	Residential Asset Mortgage Products, Inc. 04-SL3, A4 8.500% due 12/25/31	325	—	325
2,944	11,728	14,672	Washington Mutual Mortgage Pass-Through Certificates 07-HY3, 3A3 5.860% due 3/25/37(c)	2,943	11,722	14,665

			Total Non-Agency Mortgage-Backed Securities (Identified Cost $8,766 and $27,349)	8,746	24,276	33,022

			FOREIGN CORPORATE BONDS (d)
55	85	140	Avago Technologies Finance Ltd. 10.125% due 12/1/13	59	92	151
310	580	890	Canadian Natural Resources Ltd. 6.500% due 2/15/37	309	579	888
235	—	235	Celulosa Arauco y Constitucion S.A. 5.625% due 4/20/15	228	—	228
60	—	60	CHC Helicopter Corp. 7.375% due 5/1/14	57	—	57
275	540	815	Credit Suisse Guernsey Ltd. 5.984% due 6/20/11(c)	260	511	771
400	700	1,100	HBOS plc 144A 6.657% due 11/21/49(b)(c)	363	635	998
275	510	785	Husky Energy, Inc. 6.200% due 9/15/17	277	514	791
60	95	155	Ineos Group Holdings plc 144A 8.500% due 2/15/16(b)	57	91	148
535	910	1,445	ING Groep N.V. 5.775% due 12/8/49(c)	506	860	1,366
290	925	1,215	MUFG Capital Finance 1 Ltd. 6.346% due 7/25/36(c)	276	879	1,155

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
85	140	225	Norampac Industries, Inc. 6.750% due 6/1/13	82	134	216
20	30	50	NXP BV/NXP Funding LLC 7.875% due 10/15/14	19	29	48
50	85	135	NXP BV/NXP Funding LLC 9.500% due 10/15/15	47	79	126
345	640	985	Resona Bank Ltd. 144A 5.850% due 9/29/49(b)(c)	324	602	926
335	620	955	Royal Bank of Scotland 144A 6.990% due 10/29/49(b)(c)	342	633	975
125	220	345	Russel Metals, Inc. 6.375% due 3/1/14	118	207	325
410	675	1,085	Santander Issuances S.A. 144A 5.911% due 6/20/16(b)	416	686	1,102
190	325	515	Shell International Finance BV 5.625% due 6/27/11	195	334	529
75	80	155	Stratos Global Corp. 9.875% due 2/15/13	79	85	164
400	760	1,160	Suncor Energy, Inc. 6.500% due 6/15/38	409	778	1,187
155	285	440	Telecom Italia Capital S.p.A. 5.250% due 10/1/15	147	271	418
435	820	1,255	Telefonica Emisiones S.A. 5.984% due 6/20/11	443	834	1,277
190	550	740	Teva Pharmaceutical Finance LLC 6.150% due 2/1/36	181	522	703
105	195	300	Trans-Canada Pipelines Ltd. 6.350% due 5/15/49©	101	187	288
285	515	800	Tyco Electronic Group SA 144A(b)	289	521	810
375	690	1,065	WEA Finance LLC/WCI Finance LLC 144A 5.700% due 10/1/16(b)	363	667	1,030
160	295	455	Xstrata Finance Ltd. 144A 5.800% due 11/15/16(b)	159	293	452

			Total Foreign Corporate Bonds (Identified Cost $6,226 and $11,167)	6,106	11,023	17,129

			DOMESTIC CONVERTIBLE PREFERRED STOCKS
10,000	20,000	30,000	Bank of America Corp. Cv. Pfd 6.6%	252	504	756
10,400	18,600	29,000	Freddie Mac Cv. Pfd 6.6%	261	466	727

			Total Domestic Convertible Preferred Stocks (Identified Cost $510 and $964)	513	970	1,483

			TOTAL LONG TERM INVESTMENTS (Identified cost $85,050 and $156,806)	84,821	153,078	237,899

			SHORT-TERM INVESTMENTS
—	28,555,770	28,555,770	BlackRock Institutional Money Market Trust (seven-day effective yield 5.40%)(i)	—	28,556	28,556

Shares or Par Value (Reported in 000’s)				Market Value (Reported in 000’s)
Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios		Phoenix Bond Fund	Phoenix Insight Bond Fund	Pro Forma Combining Portfolios
—	117,948	117,948	PNC Bank Money Market Fund (seven-day effective yield 4.56%)	—	118	118
800	—	800	FHLB 4.051% due 10/1/07(e)	800	—	800

			Total Short-Term Investments (Identified Cost $800 and $28,674)	800	28,674	29,474

			Total Investments	85,621	181,752	267,373	(a)
			(Identified Cost $85,850 and $185,480)
			Other assets and liabilities, net	1,328	(26,924)	(25,676)

			Net Assets	86,949	154,828	241,697

Footnote Legend

(a)

Federal Income Tax Information (reported in 000s): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,563 and gross depreciation of $5,638 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $271,448.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $9,989 (reported in 000’s) or 4.1% of net assets.

(c)	Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)

A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in the Notes to Financial Statements.

(e)	The rate shown is the discount rate.

(f)	Illiquid security.

(g)

Illiquid and restricted security. At September 30, 2007, this security amounted to a value of $14 (reported in 000’s) or 0% of net assets. For acquisition information, see Note 2 “Illiquid and Restricted Securities” in the Notes to Schedules of Investments.

(h)	All or a portion of security is on loan.

(i)	Represents security purchased with cash collateral received for securities on loan

Phoenix Bond Fund/Phoenix Insight Bond Fund

Pro Forma Combining Statement of Assets and Liabilities

September 30, 2007 (Unaudited)

Reported in (000’s)

	Phoenix Bond Fund	Phoenix Insight Bond Fund	Adjustments		Pro Forma Combining Portfolios
ASSETS
Investment securities at value (Identified cost $85,850 and $185,480)	$85,621	$181,752			$267,373
Cash	93	—			93
Receivables
Interest	872	1,619			2,491
Investment securities sold	3,706	2,639			6,345
Fund shares sold	292	23			315
Prepaid expenses	37	39			76
Other assets	21	6			27

Total assets	90,642	186,078	—		276,720

LIABILITIES
Cash overdraft	—	79			79
Payables
Investment securities purchased	3,539	2,348			5,887
Upon return of securities loaned	—	28,556			28,556
Fund shares repurchased	9	8			17
Investment advisory fee	48	49			97
Transfer agent fee	8	4			12
Distribution and service fees	11	1			12
Administration fee	6	11			17
Trustee’s fee	1	1			2
Dividend distributions	—	148			148
Professional fee	29	25	40	(b)	94
Trustee deferred compensation plan	21	6			27
Other accrued expenses	21	14	40	(b)	75

Total liabilities	3,693	31,250	80		35,023

NET ASSETS	$86,949	$154,828	(80)		$241,697

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$89,136	$164,390			$253,526
Undistributed net investment income (loss)	(8)	5	(80)		$(83)
Accumulated net realized gain (loss)	(1,950)	(5,839)			$(7,789)
Net unrealized appreciation	(229)	(3,728)			(3,957)

Net Assets	$86,949	$154,828	$(80)		$241,697

CLASS I
Shares of beneficial interest outstanding, no par value, unlimited authorization	5,045	15,958	(1,084	)(a)	19,919
Net assets	$52,044	$153,498			$205,474
Net asset value and offering price per share	$10.32	$9.62			$10.32
CLASS A
Shares of beneficial interest outstanding, no par value, unlimited authorization	2,847	127	(7	)(a)	2,967
Net assets	$29,077	$1,224			$30,291
Net asset value per share	$10.21	$9.62			$10.21
Offering price per share NAV/(1- 4.75%)	$10.72	$10.10			$10.72
CLASS B
Shares of beneficial interest outstanding, no par value, unlimited authorization	429	—	—	(a)	429
Net assets	$4,294	$—			$4,293
Net asset value and offering price per share	$10.01	$—			$10.01
CLASS C
Shares of beneficial interest outstanding	153	11	(1	)(a)	163
Net assets	$1,534	$106			$1,640
Net asset value and offering price per share	$10.04	$9.62			$10.04

(a)	Adjustment reflects shares reduced in conversion.

(b)	Professional expenses for the surviving fund (Phoenix Bond Fund) were increased by $40,000 and printing expenses by $40,000 to reflect one-time merger related expenses.

See Notes to Pro Forma Financial Statements.

Phoenix Bond Fund/Phoenix Insight Bond Fund

Pro Forma Combining Statement of Operations

September 30, 2007 (Unaudited)

Reported in (000’s)

	Phoenix Bond Fund	Phoenix Insight Bond Fund	Adjustments			Pro Forma Combining Portfolios
INVESTMENT INCOME
Interest	$4,937	$9,884	$			$14,821
Dividends	4	8				12
Security lending	—	24				24
Foreign taxes withheld	—	—				—

Total investment income	4,941	9,916				14,857

EXPENSES
Investment advisory fee	461	874				1,335
Service fees—Class A	70	4		—		74
Distribution and service fees—Class B	49	—		—		49
Distribution and service fees—Class C	15	1		—		16
Distribution and service fees—Class I	—	85		(85	)(a)	—
Distribution and service fees—Class N	—	3		(3	)(a)	—	(b)
Administration fee	76	135		(10	)(a)	201
Transfer agent	59	48		(14	)(a)	93
Registration	56	40		(41	)(a)	55
Printing	67	12		2	(a)	81
Professional	40	40		(43	)(a)	37
Custodian	24	32		(18	)(a)	38
Trustees	7	10		2	(a)	19
Miscellaneous	14	25		(10	)(a)	29

Total expenses	938	1,309		(220	)(a)	2,027
Less: Custodian fees paid indirectly	(3)	—		3	(a)	—
Less: Expenses reimbursed by investment adviser and/or administrator and distributor	—	(252)		(125	)(a)	(377)

Net expenses	935	1,057		(342	)(a)	1,650

NET INVESTMENT INCOME (LOSS)	4,006	8,859		342	(a)	13,207
NON RECURRING PAYMENT FROM FORMER ADMINISTRATOR	—	337		(337	)(a)	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on securities	465	1,376		—		1,841
Net change in unrealized appreciation (depreciation) on investments	(785)	7,538		—		6,573
Net gain (loss) on investments	(320)	8,734		—		8,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,686	$17,930		$5		$21,621

Adjustments:

(a)	Adjustments are true-ups to reflect combined fund expenses

(b)	Effective June 26, 2006, Class N shares were converted to Class A shares

See Notes to Pro Forma Financial Statements.

Phoenix Bond Fund/Phoenix Insight Bond Fund

Notes to Pro Forma Combining Financial Statements

September 30, 2007 (Unaudited)

1. Basis of Combination

The accompanying unaudited Pro Forma Combining Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations are presented to show the effect of the proposed merger of the Phoenix Insight Bond Fund (“Merging Fund”) into Phoenix Bond Fund (“Surviving Fund”). Under the terms of the Plan of Reorganization the proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. Under the terms of the Plan of Reorganization the merger provides for the transfer of all the assets of Phoenix Insight Bond Fund to Phoenix Bond Fund and the subsequent liquidation of Phoenix Insight Bond Fund. The accounting survivor in the proposed merger will be Phoenix Bond Fund. This is because the Surviving Fund will invest in a style that is similar to the way in which

Phoenix Insight Bond Fund is currently operated. The Reorganization should also create better efficiencies for the portfolio management team. The Trustees of Phoenix Opportunities Trust determined that it was appropriate for Phoenix Bond Fund, the surviving fund, to pay all costs of the reorganization because the total operating expenses of the surviving fund will decrease as a result of the reorganization.

The pro forma combined statements should be read in conjunction with the historical financial statements of the Phoenix Bond Fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Phoenix Bond Fund and Phoenix Insight Bond Fund are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. Shares of Beneficial Interest

The Pro Forma net asset value per share assumes the reduction of shares of Phoenix Bond Fund at September 30, 2007 in connection with the proposed reorganization. The amount of reduced shares was calculated based on the net assets, as of September 30, 2007, of Phoenix Insight Bond Fund (reported in 000s) of $1,224, $106 and $153,498, for Class A, Class C and Class I, respectively, and the net asset value of Phoenix Bond Fund of $10.21, $10.04 and $10.32 for Class A, Class C and Class I respectively. Shares of Phoenix Bond Fund (reported in 000s) were increased by 120 for Class A, 10 for Class C and 14,874 for Class I in exchange for Class A, Class C and Class I shares respectively, of Phoenix Insight Bond Fund. The Pro Forma Statement of Assets & Liabilities reflects total shares outstanding of the combined fund and the amount of shares to be issued to Phoenix Insight Bond Fund shareholders.

3. Pro Forma Operations

Pro Forma operating expenses are based on actual expenses of Phoenix Insight Bond Fund and Phoenix Bond Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and administration fees have been calculated for the combined Funds based on the fee schedule in effect for Phoenix Bond Fund at the combined level of average net assets for the period ended September 30, 2007.

4. Portfolio Valuation

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the trustees.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

5. Foreign security country determination

A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

6. Compliance

As of September 30, 2007, all the securities held by the Merging Fund comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Fund has elected to be taxed as a “regulated investment company” under the requirements of Subchapter M of the Internal Revenue Code (“IRC”). After the acquisition, the Surviving Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

7. Federal Income Tax Information (reported in 000’s)

The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

Expiration Date	Acquiring Fund Phoenix Bond	Target fund Phoenix Insight Bond
2010	$0	$519
2011	$0	$0
2012	$274	$0
2013	$408	$0
2014	$41	$5,053
2015	$494	$0
Total	$1,217	$5,572

The Funds may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryover.

PHOENIX OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 15.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Amended and Restated Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

a.1.	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

a.2.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.1.	By-Laws dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

c.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit a.

d.1.	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Phoenix Bond Fund and Phoenix Investment Counsel, Inc. (“PIC”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

d.2.	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and PIC dated June 8, 2006, on behalf of Growth Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

d.3.	Subadvisory Agreement between PIC and SCM Advisors LLC (“SCM”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.4.	Investment Subadvisory Agreement Amendment between PIC and SCM effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.5.	Amendment to Subadvisory Agreement between PIC and SCM dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.6.	Subadvisory Agreement between PIC and Turner Investment Partners, Inc. (“Turner”) on behalf of Phoenix Growth Opportunities Fund dated June 9, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006, and incorporated herein by reference.

d.7.	Third Amendment to Subadvisory Agreement between PIC and SCM dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

d.8.	Second Amendment to Amended and Restated Investment Advisory Agreement, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Core Bond Fund, Emerging Markets Bond Fund, Global Utilities Fund, High Yield Fund, Market Neutral Fund, Money Market Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.9.	Subadvisory Agreement between PIC and Duff & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007 on behalf of Global Utilities Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.10.	Subadvisory Agreement between PIC and Goodwin Capital Advisers, Inc. (“Goodwin”), dated June 27, 2007 on behalf of CA Tax-Exempt Bond Fund, Core Bond Fund, Money Market Fund, Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.11.	Fourth Amendment to Subadvisory Agreement between PIC and SCM, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.12.	Third Amendment to Amended and Restated Investment Advisory Agreement dated September 24, 2007, on behalf of Phoenix Diversifier PHOLIO, Phoenix Foreign Opportunities Fund, Phoenix International Real Estate Securities Fund, Phoenix International Strategies Fund, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.13.	First Amendment to Subadvisory Agreement between PIC and Goodwin effective as of September 24, 2007, on behalf of Phoenix Diversifier PHOLIO, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.14.	First Amendment to Subadvisory Agreement between PIC and Duff & Phelps dated September 24, 2007, on behalf of Phoenix International Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.15.	Subadvisory Agreement PIC and Acadian Asset Management, Inc. (“Acadian”) dated September 24, 2007, on behalf of Phoenix International Strategies Fund and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.16.	Subadvisory Agreement between PIC and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Phoenix Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.17.	Subadvisory Agreement between PIC and New Star Institutional Managers Limited (“New Star”) dated September 24, 2007, on behalf of Phoenix International Strategies Fund and Phoenix Worldwide Strategies Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.18.	Subadvisory Agreement between PIC and The Boston Company Asset Management LLC (“TBCAM”) dated January 10, 2008, on behalf of Phoenix Market Neutral Fund, filed via EDGAR with Post Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.19	Second Amendment to Subadvisory Agreement between PIC and Goodwin dated January 31, 2008 on behalf of Phoenix Senior Floating Rate Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.20	Fourth Amendment to Amended and Restated Investment Advisory Agreement between the Registrant on behalf of Phoenix Senior Floating Rate Fund, and PIC effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

e.1.	Underwriting Agreement between Phoenix Equity Planning Corporation (“PEPCO”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between PEPCO and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

e.2.	Form of Sales Agreement between PEPCO and dealers (February 2008), filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

f.	None.

g.1.	Master Custodian Contract between Registrant and State Street Bank and Trust Company (“State Street”) dated May 1, 1997, filed via EDGAR with Post-Effective Amendment No. 8 (File No. 033-65137) on January 24, 2000 and incorporated herein by reference.

g.2.	Amendment dated February 10, 2000 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.3.	Amendment dated July 2, 2001 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.4.	Amendment dated May 10, 2002 to Master Custodian Contract dated May 1, 1997 between Registrant and State Street, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

g.5.	Custodian Services Agreement between Registrant and PFPC Trust Company dated June 9, 2006 on behalf of Phoenix Growth Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.1.	Amended and Restated Transfer Agency and Service Agreement between the Phoenix Funds and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.2.	Administration Agreement between Registrant and PEPCO dated July 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

h.3.	Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.4.	Fee Waiver Agreement between Registrant and PIC effective as of June 27, 2007, on behalf of Phoenix Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.5.	Second Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

h.6.	Fifth Amended and Restated Expense Limitation Agreement between Registrant and PIC on behalf of Phoenix Bond Fund, Phoenix CA Tax-Exempt-Bond Fund, Phoenix Diversifier PHOLIO, Phoenix Foreign Opportunities Fund, Phoenix Global Utilities Fund, Phoenix Growth Opportunities Fund, Phoenix International Real Estate Securities Fund, Phoenix Market Neutral Fund, Phoenix Real Estate Securities Fund, Phoenix Senior Floating Rate Fund, Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO and Phoenix Wealth Guardian PHOLIO, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

h.7.	First Amendment to Administration Agreement between Registrant and PEPCO effective November 15, 2007 filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

h.8.	Third Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137 on January 28, 2008 and incorporated herein by reference.

h.9.	Fourth Amendment to Schedule A of Administration Agreement between Registrant and PEPCO effective January 31, 2008, via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

i.	Opinion and consent of Kevin J. Carr, Esq. filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

j.	None.

k.	None.

l.	Share Purchase Agreement (the “Share Purchase Agreement”) between Registrant and GMG/Seneca Capital Management, L.P., filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

m.1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.2.	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.3.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.4.	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.5.	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.6.	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.7.	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.8.	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.9.	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.10.	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.11.	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.12.	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.13.	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.14.	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

n.	2007 Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of July 13, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

o.	Reserved.

p.1.	Amended and Restated Codes of Ethics of the Phoenix Funds and the Distributor (PEPCO) dated February 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of the Adviser (PIC) dated February 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.3.	Amended and Restated Code of Ethics of the Subadviser (SCM Advisors) dated June 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.4.	Code of Ethics of the Subadviser (Turner) dated February 1, 2005, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.5.	Amended and Restated Code of Ethics of Subadviser (Duff & Phelps), dated August 30, 2006, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.6	Code of Ethics of Subadviser (TBCAM), dated July 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

p.7.	Code of Ethics of Subadviser (Goodwin), dated January 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

p.8.	Code of Ethics of Subadviser (Acadian) dated April 2006, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

p.9.	Code of Conduct of Subadviser (New Star) dated June 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

p.10.	Code of Ethics of Subadviser (Vontobel) dated January 2006, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

q.1.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant dated March 5, 2008, and filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

q.2.	Powers of Attorney for E. Virgil Conway, Harry Dalzell-Payne, Francis E. Jeffries, Dr. Leroy Keith, Jr., Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, Ferdinand L. J. Verdonck and George R. Aylward filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

q.3.	Form of Proxy Card for Phoenix Insight Bond Fund filed via EDGAR with Registration Statement on Form N-14 (File No. 333-149560) on March 5, 2008 and incorporated herein by reference.

q.4.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant dated March 28, 2008, and filed via EDGAR with pre-effective amendment No. 1 to the Registration Statement on Form N-14 (File No. 333 - 149560) and incorporated herein by reference.

q.5.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant. Filed herewith.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Exhibit j.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to the registration statement on Form N-14 has been signed on behalf of the Registrant, in the City of Hartford and the State of Connecticut on the 3rd day of April, 2008.

PHOENIX OPPORTUNITIES TRUST

ATTEST:	/s/ Kevin J. Carr	By:	/s/ George R. Aylward
	Kevin J. Carr		George R. Aylward
	Secretary		President

Pursuant to the requirements of the Securities Act of 1933, this pre-effective amendment to the registration statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 3rd day of April, 2008.

Signature	Title

/s/ George R. Aylward George R. Aylward	Trustee and President (principal executive officer)

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

E. Virgil Conway*	Trustee

Harry Dalzell-Payne*	Trustee

Francis E. Jeffries*	Trustee

Leroy Keith, Jr.*	Trustee

Philip R. McLoughlin*	Trustee and Chairman

Geraldine M. McNamara*	Trustee

James M. Oates*	Trustee

Richard E. Segerson*	Trustee

Ferdinand L.J. Verdonck*	Trustee

*By	/s/ George R. Aylward
*George R. Aylward,
Attorney-in-Fact, pursuant to a power of attorney

Exhibits

q.5.	Consent of PricewaterhouseCoopers LLP with respect to Phoenix Insight Bond Fund of the Phoenix Insight Trust and Phoenix Bond Fund of the Registrant. Filed herewith.